Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000255003 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	CSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class I/CSAIX)	$125	1.30%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund incurred a loss. The Fund invests across a global set of liquid instruments spanning fixed income, currencies, commodities, and equities.
TOP PERFORMANCE CONTRIBUTORS
- Precious Metals: The Fund’s long positioning in Precious Metals contributed meaningfully. The sub-sector benefited from persistent demand for haven assets and broad US Dollar weakness, as central banks and global investors increased allocations to tangible stores of value.
- Euro: Euro positioning also contributed. Toward the end of Q1 2025, the Fund’s short exposure to the currency flipped long. This coincided with the European Central Bank’s policy easing cycle appearing to run ahead of that of the Federal Reserve and the case for US exceptionalism increasingly being called into question.
- Hang Seng: Long exposure to Hang Seng furthered Fund gains. Investor sentiment toward China improved as US policymakers took a more conciliatory stance regarding trade and China’s leadership demonstrated commitment to stabilizing growth and reinvigorating key sectors of the country’s economy.
TOP PERFORMANCE DETRACTORS
- Industrial Metals: Industrial Metals exposure detracted. The Fund’s positioning in the sub-complex proved mercurial, and prices of Industrial Metals fluctuated amidst rapidly evolving trade policy, subdued global manufacturing activity. and uneven demand from China.
- FTSE 100: The Fund’s FTSE 100 exposure also weighed on results. The Fund maintained a long position in the market for most of the period, but UK equities remained torn between an impressive global market rally on the one hand and the country’s strained public finances and mounting fears of stagflation on the other.
- Energy: Energy positioning also generated a loss. Exposure fluctuated as the sub-sector choppily moved sideways. Prices fell early in the year on deteriorating demand, surged briefly as tensions in the Middle East flared, and retraced lower as hostilities subsided and concerns over tepid growth in China, increased supply from OPEC+, and Russian sanction persisted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Managed Futures Strategy Fund (Class I/CSAIX)	-7.06%	2.42%	0.27%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Credit Suisse Managed Futures Liquid Index	-5.52%	2.88%	0.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.mast-funds.com for the most recent performance information.
Net Assets	$ 33,583,958
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,010,126
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,583,958
Total number of portfolio holdings	54
Total advisory fees paid (net)	$1,010,126
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Material Fund Change [Text Block]
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Material Fund Change Name [Text Block]	On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Updated Prospectus Web Address	www.mast-funds.com
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Date	Oct. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255004 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	CSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class C/CSACX)	$221	2.30%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund incurred a loss. The Fund invests across a global set of liquid instruments spanning fixed income, currencies, commodities, and equities.
TOP PERFORMANCE CONTRIBUTORS
- Precious Metals: The Fund’s long positioning in Precious Metals contributed meaningfully. The sub-sector benefited from persistent demand for haven assets and broad US Dollar weakness, as central banks and global investors increased allocations to tangible stores of value.
- Euro: Euro positioning also contributed. Toward the end of Q1 2025, the Fund’s short exposure to the currency flipped long. This coincided with the European Central Bank’s policy easing cycle appearing to run ahead of that of the Federal Reserve and the case for US exceptionalism increasingly being called into question.
- Hang Seng: Long exposure to Hang Seng furthered Fund gains. Investor sentiment toward China improved as US policymakers took a more conciliatory stance regarding trade and China’s leadership demonstrated commitment to stabilizing growth and reinvigorating key sectors of the country’s economy.
TOP PERFORMANCE DETRACTORS
- Industrial Metals: Industrial Metals exposure detracted. The Fund’s positioning in the sub-complex proved mercurial, and prices of Industrial Metals fluctuated amidst rapidly evolving trade policy, subdued global manufacturing activity. and uneven demand from China.
- FTSE 100: The Fund’s FTSE 100 exposure also weighed on results. The Fund maintained a long position in the market for most of the period, but UK equities remained torn between an impressive global market rally on the one hand and the country’s strained public finances and mounting fears of stagflation on the other.
- Energy: Energy positioning also generated a loss. Exposure fluctuated as the sub-sector choppily moved sideways. Prices fell early in the year on deteriorating demand, surged briefly as tensions in the Middle East flared, and retraced lower as hostilities subsided and concerns over tepid growth in China, increased supply from OPEC+, and Russian sanction persisted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Managed Futures Strategy Fund (Class C/CSACX)[1]	-8.89%	1.41%	-0.72%
Mast Managed Futures Strategy Fund (Class C/CSACX)—excluding sales load	-7.98%	1.41%	-0.72%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Credit Suisse Managed Futures Liquid Index	-5.52%	2.88%	0.39%
[1]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.mast-funds.com for the most recent performance information.
Net Assets	$ 33,583,958
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,010,126
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,583,958
Total number of portfolio holdings	54
Total advisory fees paid (net)	$1,010,126
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Material Fund Change [Text Block]
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Material Fund Change Name [Text Block]	On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Updated Prospectus Web Address	www.mast-funds.com
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Date	Oct. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255005 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	CSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mast Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Managed Futures Strategy Fund (Class A/CSAAX)	$149	1.55%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund incurred a loss. The Fund invests across a global set of liquid instruments spanning fixed income, currencies, commodities, and equities.
TOP PERFORMANCE CONTRIBUTORS
- Precious Metals: The Fund’s long positioning in Precious Metals contributed meaningfully. The sub-sector benefited from persistent demand for haven assets and broad US Dollar weakness, as central banks and global investors increased allocations to tangible stores of value.
- Euro: Euro positioning also contributed. Toward the end of Q1 2025, the Fund’s short exposure to the currency flipped long. This coincided with the European Central Bank’s policy easing cycle appearing to run ahead of that of the Federal Reserve and the case for US exceptionalism increasingly being called into question.
- Hang Seng: Long exposure to Hang Seng furthered Fund gains. Investor sentiment toward China improved as US policymakers took a more conciliatory stance regarding trade and China’s leadership demonstrated commitment to stabilizing growth and reinvigorating key sectors of the country’s economy.
TOP PERFORMANCE DETRACTORS
- Industrial Metals: Industrial Metals exposure detracted. The Fund’s positioning in the sub-complex proved mercurial, and prices of Industrial Metals fluctuated amidst rapidly evolving trade policy, subdued global manufacturing activity. and uneven demand from China.
- FTSE 100: The Fund’s FTSE 100 exposure also weighed on results. The Fund maintained a long position in the market for most of the period, but UK equities remained torn between an impressive global market rally on the one hand and the country’s strained public finances and mounting fears of stagflation on the other.
- Energy: Energy positioning also generated a loss. Exposure fluctuated as the sub-sector choppily moved sideways. Prices fell early in the year on deteriorating demand, surged briefly as tensions in the Middle East flared, and retraced lower as hostilities subsided and concerns over tepid growth in China, increased supply from OPEC+, and Russian sanction persisted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Managed Futures Strategy Fund (Class A/CSAAX)[1,2]	-12.19%	1.07%	-0.52%
Mast Managed Futures Strategy Fund (Class A/CSAAX)—excluding sales load	-7.33%	2.17%	0.02%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Credit Suisse Managed Futures Liquid Index	-5.52%	2.88%	0.39%
[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Maximum sales charge (load) of 5.25% of offering price.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.mast-funds.com for the most recent performance information.
Net Assets	$ 33,583,958
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,010,126
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,583,958
Total number of portfolio holdings	54
Total advisory fees paid (net)	$1,010,126
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Material Fund Change [Text Block]
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Material Fund Change Name [Text Block]	On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Managed Futures Strategy Fund from Manteio Managed Futures Strategy Fund, effective immediately.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Updated Prospectus Web Address	www.mast-funds.com
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Date	Oct. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255007 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Multialternative Strategy Fund
Class Name	Class A
Trading Symbol	CSQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class A/CSQAX)	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund generated a gain. The Fund applies a forward-looking, macro-aware portfolio construction process to invest across a range of fundamental and tactical strategies in targeting attractive returns with a low correlation to stocks, bonds, or credit.
TOP PERFORMANCE CONTRIBUTORS
- Momentum in Structural Equity Themes: The strategy seeks to capture structural economic shifts in developed market economies and the tendency for high momentum thematic stocks to outperform the market. It produced a strong gain as corporate earnings growth during the period highlighted the accelerating adoption of new technologies such as artificial intelligence, and investors feared missing out on a once-in-a-generation opportunity to own companies at the forefront of structural economic change.
- Carry in Gold Volatility: The strategy seeks to capture the premium in option implied volatility arising from upside speculation in gold. It benefited from investment flows from the likes of foreign central banks out of US Dollar assets amidst widespread concerns regarding developed market debt sustainability and questions over the reliability of the US government as a trading partner.
- Carry in Equity Volatility: The strategy seeks to capture the spread between implied and realized volatility arising from investor aversion to uncertainty and risk. It capitalized on episodes of elevated implied volatility and harvested gains as policy uncertainty and macro headlines weighed on investor sentiment and propped up demand for equity options.
TOP PERFORMANCE DETRACTORS
- Seasonality in US Equities: The strategy seeks to capture turn-of-the-month congestion effects in equity markets. It struggled early in 2025 when markets were stunned by the rapid evolution of US trade policy and the investor repositioning which ensued overwhelmed typical seasonal supply and demand dynamics in equity markets.
- Quality in US Equities (Cross-Sectional): The strategy seeks to capture the performance spread between more resilient companies with stronger balance sheets and their less resilient peers. The headwinds of narrow market leadership, high valuations, and burgeoning investment sentiment and risk-taking weighed on the strategy during the period.
- Value in Small-Cap Equities: The strategy seeks to capture the tendency of small-cap companies with attractive LBO characteristics to outperform the broader small-cap market. It lost ground as the frenzy to participate in the artificial intelligence build-out robbed small-cap stocks of investor attention, and factor performance within the universe proved conspicuously unprofitable.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Multialternative Strategy Fund (Class A/CSQAX)[1,2]	-4.29%	3.39%	2.11%
Mast Multialternative Strategy Fund (Class A/CSQAX)—excluding sales load	0.98%	4.51%	2.66%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.37%	3.06%	2.13%
[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Maximum sales charge (load) of 5.25% of offering price.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 23, 2025
Updated Performance Information Location [Text Block]	Visit www.mast-funds.com for the most recent performance information.
Net Assets	$ 210,847,496
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,302,608
Investment Company Portfolio Turnover	458.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$210,847,496
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,302,608
Portfolio turnover rate as of the end of the reporting period	458%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Global X Uranium ETF	3.3%
Premier, Inc. - Class A	2.0%
Aspen Insurance Holdings, Ltd.	2.0%
Merus NV	2.0%
Comerica, Inc.	2.0%
Electronic Arts, Inc.	2.0%
Soho House & Co., Inc.	1.2%
Heidrick & Struggles International, Inc.	1.2%
Steelcase, Inc., Class A	1.2%
dentalcorp Holdings Ltd.	1.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Global X Uranium ETF	3.3%
Premier, Inc. - Class A	2.0%
Aspen Insurance Holdings, Ltd.	2.0%
Merus NV	2.0%
Comerica, Inc.	2.0%
Electronic Arts, Inc.	2.0%
Soho House & Co., Inc.	1.2%
Heidrick & Struggles International, Inc.	1.2%
Steelcase, Inc., Class A	1.2%
dentalcorp Holdings Ltd.	1.2%

Material Fund Change [Text Block]
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
Effective June 23, 2025, the Advisor has agreed to voluntarily waive its advisory fees for the Fund by 0.19% to 0.85% until November 22, 2026. The Advisor will not seek recoupment of the voluntary advisory fees waived.
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Multialternative Strategy Fund from Manteio Multialternative Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Material Fund Change Name [Text Block]	On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Multialternative Strategy Fund from Manteio Multialternative Strategy Fund, effective immediately.
Material Fund Change Expenses [Text Block]
Effective June 23, 2025, the Advisor has agreed to voluntarily waive its advisory fees for the Fund by 0.19% to 0.85% until November 22, 2026. The Advisor will not seek recoupment of the voluntary advisory fees waived.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Updated Prospectus Web Address	www.mast-funds.com
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Date	Oct. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.

C000255006 [Member]
Shareholder Report [Line Items]
Fund Name	Mast Multialternative Strategy Fund
Class Name	Class I
Trading Symbol	CSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mast Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mast-funds.com. You can also request this information by contacting us at (833) 829-0010.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 829-0010
Additional Information Website	www.mast-funds.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Multialternative Strategy Fund (Class I/CSQIX)	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending October 31, 2025, the Fund generated a gain. The Fund applies a forward-looking, macro-aware portfolio construction process to invest across a range of fundamental and tactical strategies in targeting attractive returns with a low correlation to stocks, bonds, or credit.
TOP PERFORMANCE CONTRIBUTORS
- Momentum in Structural Equity Themes: The strategy seeks to capture structural economic shifts in developed market economies and the tendency for high momentum thematic stocks to outperform the market. It produced a strong gain as corporate earnings growth during the period highlighted the accelerating adoption of new technologies such as artificial intelligence, and investors feared missing out on a once-in-a-generation opportunity to own companies at the forefront of structural economic change.
- Carry in Gold Volatility: The strategy seeks to capture the premium in option implied volatility arising from upside speculation in gold. It benefited from investment flows from the likes of foreign central banks out of US Dollar assets amidst widespread concerns regarding developed market debt sustainability and questions over the reliability of the US government as a trading partner.
- Carry in Equity Volatility: The strategy seeks to capture the spread between implied and realized volatility arising from investor aversion to uncertainty and risk. It capitalized on episodes of elevated implied volatility and harvested gains as policy uncertainty and macro headlines weighed on investor sentiment and propped up demand for equity options.
TOP PERFORMANCE DETRACTORS
- Seasonality in US Equities: The strategy seeks to capture turn-of-the-month congestion effects in equity markets. It struggled early in 2025 when markets were stunned by the rapid evolution of US trade policy and the investor repositioning which ensued overwhelmed typical seasonal supply and demand dynamics in equity markets.
- Quality in US Equities (Cross-Sectional): The strategy seeks to capture the performance spread between more resilient companies with stronger balance sheets and their less resilient peers. The headwinds of narrow market leadership, high valuations, and burgeoning investment sentiment and risk-taking weighed on the strategy during the period.
- Value in Small-Cap Equities: The strategy seeks to capture the tendency of small-cap companies with attractive LBO characteristics to outperform the broader small-cap market. It lost ground as the frenzy to participate in the artificial intelligence build-out robbed small-cap stocks of investor attention, and factor performance within the universe proved conspicuously unprofitable.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mast Multialternative Strategy Fund (Class I/CSQIX)	1.24%	4.79%	2.93%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 23, 2025
Updated Performance Information Location [Text Block]	Visit www.mast-funds.com for the most recent performance information.
Net Assets	$ 210,847,496
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 1,302,608
Investment Company Portfolio Turnover	458.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$210,847,496
Total number of portfolio holdings	256
Total advisory fees paid (net)	$1,302,608
Portfolio turnover rate as of the end of the reporting period	458%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Global X Uranium ETF	3.3%
Premier, Inc. - Class A	2.0%
Aspen Insurance Holdings, Ltd.	2.0%
Merus NV	2.0%
Comerica, Inc.	2.0%
Electronic Arts, Inc.	2.0%
Soho House & Co., Inc.	1.2%
Heidrick & Struggles International, Inc.	1.2%
Steelcase, Inc., Class A	1.2%
dentalcorp Holdings Ltd.	1.2%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Global X Uranium ETF	3.3%
Premier, Inc. - Class A	2.0%
Aspen Insurance Holdings, Ltd.	2.0%
Merus NV	2.0%
Comerica, Inc.	2.0%
Electronic Arts, Inc.	2.0%
Soho House & Co., Inc.	1.2%
Heidrick & Struggles International, Inc.	1.2%
Steelcase, Inc., Class A	1.2%
dentalcorp Holdings Ltd.	1.2%

Material Fund Change [Text Block]
Material Fund Changes
At the close of business on November 22, 2024, the Fund was reorganized from Credit Suisse Opportunity Funds into Investment Managers Series Trust III (the "Trust").
Effective June 23, 2025, the Advisor has agreed to voluntarily waive its advisory fees for the Fund by 0.19% to 0.85% until November 22, 2026. The Advisor will not seek recoupment of the voluntary advisory fees waived.
On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Multialternative Strategy Fund from Manteio Multialternative Strategy Fund, effective immediately.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Material Fund Change Name [Text Block]	On December 30, 2025, the Board of Trustees of the Trust approved to change the Fund name to Mast Multialternative Strategy Fund from Manteio Multialternative Strategy Fund, effective immediately.
Material Fund Change Expenses [Text Block]
Effective June 23, 2025, the Advisor has agreed to voluntarily waive its advisory fees for the Fund by 0.19% to 0.85% until November 22, 2026. The Advisor will not seek recoupment of the voluntary advisory fees waived.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated February 28, 2025, as supplemented June 23, 2025 and December 30, 2025, at www.mast-funds.com.

Updated Prospectus Web Address	www.mast-funds.com
Accountant Change Statement [Text Block]	Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds.
Accountant Change Date	Oct. 31, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.